Changes in Accounting Principles (Narrative) (Details) $ in Millions	Dec. 31, 2015 USD ($)
New Accounting Pronouncement, Early Adoption, Effect [Member]
New Accounting Pronouncement, Early Adoption [Line Items]
Debt issuance costs reclassified as a reduction of debt	$ 9.2